Share-based Compensation Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based Compensation Plans
7. Share-based Compensation Plans
In 2019, Cyclerion adopted share-based compensation plans. Specifically, Cyclerion adopted the 2019 Employee Stock Purchase Plan (“2019 ESPP”) and the 2019 Equity Incentive Plan (“2019 Equity Plan”). Under the 2019 ESPP, eligible employees may use payroll deductions to purchase shares of stock in offerings under the plan, and thereby acquire an interest in the future of the Company. The 2019 Equity Plan provides for stock options, restricted stock awards (“RSAs”) and restricted stock units (“RSUs”).
Cyclerion also mirrored two of Ironwood Pharmaceuticals, Inc. (“Ironwood”) existing plans, the Amended and Restated 2005 Stock Incentive Plan (“2005 Equity Plan”) and the Amended and Restated 2010 Employee, Director and Consultant Equity Incentive Plan (“2010 Equity Plan”). These mirror plans were adopted to facilitate the exchange of Ironwood equity awards for Cyclerion equity awards upon the Separation as part of the equity conversion. As a result of the Separation and in accordance with the EMA, employees of both companies retained their existing Ironwood vested options and received a pro-rata
share of Cyclerion options, regardless of which company employed them post-Separation. For employees that were ultimately employed by Cyclerion, unvested Ironwood options and RSUs were converted to unvested Cyclerion options and RSUs.
The following table provides share-based compensation reflected in the Company’s condensed consolidated statements of operations and comprehensive loss for the three months ended March 31, 2026 and 2025 (in thousands):

	Three Months Ended March 31,
	2026	2025
Research and development	$—	$12
General and administrative	58	102

	$58	$114

Stock Options
Stock options granted under the Company’s equity plans generally have a ten-year
term and vest over a period of four years, provided the individual continues to serve at the Company through the vesting dates. Options granted under all equity plans are exercisable at a price per share not less than the fair market value of the underlying common stock on the date of grant. The estimated fair value of options, including the effect of estimated forfeitures, is recognized over the requisite service period, which is typically the vesting period of each option.

A summary of stock option activity for the three months ended March 31, 2026, is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value (in thousands)
Outstanding as of December 31, 2025	297,762	$149.73	4.9	$—
Granted	—	$—
Exercised	—	$—
Cancelled or forfeited	(17,355)	$203.65

Outstanding as of March 31, 2026	280,407	$146.39	4.9	$—

Exercisable at March 31, 2026	220,760	$181.20	4.2	$—

There were no options exercised during the three months ended March 31, 2026 and 2025. As of March 31, 2026, the unrecognized share-based compensation expense, net of estimated forfeitures, related to all unvested time-based stock options is $0.1 million and the weighted average period over which that expense is expected to be recognized is 2.86 years.
The Company has granted certain former employees performance-based options to purchase shares of common stock. These options are subject to performance-based milestone vesting. During the three months ended March 31, 2026 and 2025, there were no shares that vested as a result of performance milestone achievements. No share-based compensation expense related to these performance-based options was recognized during the three months ended March 31, 2026 and 2025, respectively.
Restricted Stock Awards
No RSA was granted during the three months ended March 31, 2026 and 2025. The fair value of all RSAs is based on the market value of the Company’s common stock on the date of grant. Compensation expense, including the effect of estimated forfeitures, is recognized over the applicable service period.
A summary of RSA activity for the three months ended March 31, 2026 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2025	104,078	$2.57
Granted	—	—
Vested	(15,024)	2.52
Forfeited	—	—

Unvested as of March 31, 2026	89,054	$2.59

As of March 31, 2026, the unrecognized share-based compensation expense, net of estimated forfeitures, related to all unvested RSAs is $0.2 million and the weighted average period over which that expense is expected to be recognized is 1.45 years.

7. Share-based Compensation Plans
In 2019, Cyclerion adopted share-based compensation plans. Specifically, Cyclerion adopted the 2019 Employee Stock Purchase Plan (“2019 ESPP”) and the 2019 Equity Incentive Plan (“2019 Equity Plan”). Under the 2019 ESPP, eligible employees may use payroll deductions to purchase shares of stock in offerings under the plan, and thereby acquire an interest in the future of the Company. The 2019 Equity Plan provides for stock options, restricted stock awards (“RSAs”) and restricted stock units (“RSUs”).
Cyclerion also mirrored two of Ironwood Pharmaceuticals, Inc. (“Ironwood”) existing plans, the
Amended
and Restated 2005 Stock Incentive Plan (“2005 Equity Plan”) and the Amended and Restated 2010 Employee,

Director and Consultant Equity Incentive Plan (“2010 Equity Plan”). These mirror plans were adopted to facilitate the exchange of Ironwood equity awards for Cyclerion equity awards upon the Separation as part of the equity conversion. As a result of the Separation and in accordance with the EMA, employees of both companies retained their existing Ironwood vested options and received a pro-rata
share of Cyclerion options, regardless of which company employed them post-Separation. For employees that were ultimately employed by Cyclerion, unvested Ironwood options and RSUs were converted to unvested Cyclerion options and RSUs.
The following table provides share-based compensation reflected in the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2025 and 2024 (in thousands):

	Year Ended December 31,
	2025	2024
Research and development	$29	$91
General and administrative	412	534

	$441	$625

Stock Options
Stock options granted under the Company’s equity plans generally have a ten-year
term and vest over a period of four years, provided the individual continues to serve at the Company through the vesting dates. Options granted under all equity plans are exercisable at a price per share not less than the fair market value of the underlying common stock on the date of grant. The estimated fair value of options, including the effect of estimated forfeitures, is recognized over the requisite service period, which is typically the vesting period of each option.
A summary of stock option activity for the year ended December 31, 2025 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value (in thousands)
Outstanding as of December 31, 2024	335,448	$158.98	4.7	$—
Granted	25,000	$2.36
Exercised	—	$—
Cancelled or forfeited	(62,686)	$140.44

Outstanding as of December 31, 2025	297,762	$149.73	4.9	$—

Exercisable at December 31, 2025	232,385	$187.20	4.0	$—

During the years ended December 31, 2025 and 2024, the Company granted stock options to purchase an aggregate of 25,000 shares and 55,849 shares, respectively, at weighted average grant date fair values per option share of $2.14 and $2.80 respectively.
There were no options exercised during the year ended December 31, 2025 and 2024.
As of December 31, 2025, the unrecognized share-based compensation expense, net of estimated forfeitures, related to all unvested time-based stock options held by the Company’s employee and non-employees
is $0.1 million and the weighted average period over which that expense is expected to be recognized is 3.03 years.

The weighted-average Black-Scholes assumptions used in estimating the fair value of the stock options granted by Cyclerion during the years ended December 31, 2025 and 2024 were as follows:

	Year ended December 31,
	2025	2024
Weighted average risk-free interest rate	3.79%	3.64%
Expected dividend yield	—	—
Expected option term (in years)	5.4	6.0
Expected stock price volatility	141.07%	111.97%
For the years ended December 31, 2025 and 2024, expected volatility was estimated using an average of the historical volatility of the common stock of a group of similar companies that were publicly traded. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available.
The Company has granted certain employees performance-based options to purchase shares of common stock. These options are subject to performance-based milestone vesting. During the year ended December 31, 2025 and 2024, there were no shares that vested as a result of performance milestone achievements. No share-based compensation expense related to these performance-based options was recognized during the years ended December 31, 2025, and 2024, respectively.
Restricted Stock Awards
No RSA was granted during the year ended December 31, 2025. The Company granted 65,000 RSAs during the year ended December 31, 2024. The fair value of all RSAs is based on the market value of the Company’s common stock on the date of grant. Compensation expense, including the effect of estimated forfeitures, is recognized over the applicable service period.
A summary of RSA activity for the years ended December 31, 2025 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2024	164,174	$2.56
Granted	—	—
Vested	(60,096)	2.52
Forfeited	—	—

Unvested as of December 31, 2025	104,078	$2.57

As of December 31, 2025, the unrecognized share-based compensation expense, net of estimated forfeitures, related to all unvested RSAs held by the Company’s directors is $0.2 million and the weighted average period over which that expense is expected to be recognized is 1.69 years.